UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidium Investment Management Company, LLC
Address: 747 Third Avenue
         35th Floor
         New York, NY  10017

13F File Number:  028-11673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Oram
Title:     Member
Phone:     212.821.1489

Signature, Place, and Date of Signing:

 /s/    Kevin Oram     New York, NY     January 26, 2012

PLEASE NOTE, THE FORM 13F FILING PREVIOUSLY SUBMITTED UNDER PRAESIDIUM INVESTMENT MANAGEMENT COMPANY, LLC FOR THE PERIOD ENDING DECEMBER 31,
2011 WAS SUBMITTED IN ERROR BY OUR FILING AGENT. PLEASE DISREGARD THE FILING WITH ACCESSION NUMBER: 0001172661-12-000026 AND REFER TO THIS FORM 13F FOR AN ACCURATE REPRESENTATION OF PRAESIDIUM INVESTMENT MANAGEMENT COMPANY, LLC'S
SECTION 13(F) SECURITIES AS OF DECEMBER 31, 2011.

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $717,920 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    83477  1568227 SH       SOLE                  1469104        0    99123
APPLIED MATLS INC              COM              038222105    42117  3932513 SH       SOLE                  3683816        0   248697
ASCENA RETAIL GROUP INC        COM              04351G101    60045  2020342 SH       SOLE                  1892680        0   127662
ASPEN TECHNOLOGY INC           COM              045327103    62508  3602765 SH       SOLE                  3375299        0   227466
COMFORT SYS USA INC            COM              199908104    32007  2985710 SH       SOLE                  2796673        0   189037
CULP INC                       COM              230215105     8371   982499 SH       SOLE                   857655        0   124844
JDA SOFTWARE GROUP INC         COM              46612K108   100709  3109276 SH       SOLE                  2912329        0   196947
JOS A BANK CLOTHIERS INC       COM              480838101    37030   759434 SH       SOLE                   711439        0    47995
KNOLL INC                      COM NEW          498904200    51072  3439196 SH       SOLE                  3220604        0   218592
MONARCH CASINO & RESORT INC    COM              609027107     6569   644685 SH       SOLE                   565814        0    78871
MTS SYS CORP                   COM              553777103    32686   802115 SH       SOLE                   751330        0    50785
OPEN TEXT CORP                 COM              683715106    65885  1288330 SH       SOLE                  1206862        0    81468
OPLINK COMMUNICATIONS INC      COM NEW          68375Q403    24717  1500731 SH       SOLE                  1399087        0   101644
PROGRESS SOFTWARE CORP         COM              743312100    61944  3201221 SH       SOLE                  2998540        0   202681
WATERS CORP                    COM              941848103    48783   658791 SH       SOLE                   617088        0    41703